FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of estimated fair value and carrying value of assets and liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2025	2025	2024	2024
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	447,632	447,632	437,154	437,154
Restricted cash	Level 1	65	65	49	49
Derivative instruments assets	Level 2	18,054	18,054	40,090	40,090
Derivative instruments liabilities	Level 2	(604)	(604)	—	—
Other non-current liabilities	Level 2	(163)	(163)	—	—
Floating rate debt	Level 2	(1,718,136)	(1,729,465)	(1,672,832)	(1,684,666)
Fixed rate debt	Level 2	(130,071)	(117,827)	(137,405)	(120,219)